Sohu.com Limited Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sohu.com Limited's outstanding shares

	Number of Outstanding Shares As of December 31,
	2016	2017	2018
Balance, beginning of year	38,653	38,742	38,898
Issuance:	89	156	331

Balance, end of year	38,742	38,898	39,229

Sohu 2018 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2018	223	$0.001		$
Granted	147	0.001
Exercised	(328)	0.001
Forfeited or expired	0

Outstanding as of December 31, 2018	42	0.001	6.56		736

Vested as of December 31, 2018	42	0.001	6.56		736

Exercisable as of December 31, 2018	42	0.001	6.56		736

Note (1): The aggregated intrinsic value in the preceding table represents the difference between Sohu’s closing ADS price of $17.42 on December 31, 2018 and the nominal exercise price of the options.

Restricted share unit activity

Restricted Stock Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested as of January 1, 2018	1	$72.92
Granted	0
Vested	(1)	72.92
Forfeited	0

Unvested as of December 31, 2018	0

Expected to vest after December 31, 2018	0

Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2018	9,753	$0.462	5.56	$
Granted	1,704	0.001
Exercised	(4,515)	0.399
Forfeited or expired	(497)	0.001

Outstanding as of December 31, 2018	6,445	0.419	5.29		31,137

Vested as of December 31, 2018 and expected to vest thereafter	6,059	0.446	5.10		29,109

Exercisable as of December 31, 2018	798	0.001	7.15		4,188

Note (1): The aggregate intrinsic values in the preceding table represent the difference between Sogou’s closing price of $5.25 per Class A Ordinary Share on December 31, 2018 and the exercise prices of the share options.

Summary of categories of share options

	Contractually Granted (in thousands)	Granted (For Purposes of Share- based Compensation Expense) (in thousands)	Vested and Exercisable (in thousands)	Exercised (in thousands)
Performance-based options	29,687	27,199	27,060	26,592
Service-based options	1,674	1,674	486	156
IPO-based options	7,250	7,250	2,930	2,930

Total	38,611	36,123	30,476	29,678

Stock option assumptions

Assumptions Adopted	2016	2017	2018
Average risk-free interest rate	1.90%~2.77%	2.14%~3.00%	3.36% ~ 3.51%
Exercise multiple	2~3	2~3	2
Expected forfeiture rate (post-vesting)	0%~12%	0%~12%	12%
Weighted average expected option life	7	7	9
Volatility rate	43%~50%	39%~47%	40% ~ 46%
Dividend yield	0%	0%	0%
Weighted average fair value of share options	3.26	10.35	12.26

Sogou 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

Options	Number Of Shares (in thousands)	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2018	0	$			$
Granted	767		0.001
Exercised	0
Forfeited or expired	(37)		0.001

Outstanding as of December 31, 2018	730		0.001	9.57		3,829

Vested as of December 31, 2018 and expected to vest thereafter	544		0.001	9.57		2,857

Exercisable as of December 31, 2018	0

Note (1): The aggregate intrinsic value in the preceding table represents the difference between the Sogou’s closing price of $5.25 per Class A Ordinary Shares on December 31, 2018 and the exercise prices of the share options.

Summary of categories of share options

	Contractually Granted (in thousands)	Granted (For Purposes of Share- based Compensation Expense) (in thousands)	Vested and Exercisable (in thousands)	Exercised (in thousands)
Performance-based options	70	0	0	0
Service-based options	730	730	0	0

Total	800	730	0	0

Stock option assumptions

Assumptions Adopted	2018
Average risk-free interest rate	3.41%~3.95%
Exercise multiple	2
Expected forfeiture rate (post-vesting)	12%
Weighted average expected option life	10
Volatility rate	40%~46%
Dividend yield	0%
Weighted average fair value of share options	10.09

Sohu Management Sogou Share Option Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2018	9	$0.001	7.38	$
Granted	0
Exercised	0
Forfeited or expired	0

Outstanding as of December 31, 2018	9	0.001	6.38		47

Vested as of December 31, 2018	9	0.001	6.38		47

Exercisable as of December 31, 2018	9	0.001	6.38		47

Note (1): The aggregate intrinsic values in the preceding table represent the difference between Sogou’s closing price of $5.25 per Class A ordinary share on December 31, 2018 and the exercise prices of the options.

Summary of categories of share options

	Contractually Granted (in thousands)	Granted (For Purposes of Share- based Compensation Expense) (in thousands)	Vested and Exercisable (in thousands)	Exercised (in thousands)
Performance-based options	8,290	8,290	8,290	8,290
Service-based options	15	15	15	6

Total	8,305	8,305	8,305	8,296

Stock option assumptions

Assumptions Adopted	2016
Average risk-free interest rate	2.01%~2.15%
Exercise multiple	2~3
Expected forfeiture rate (post-vesting)	0%
Weighted average expected option life	6
Volatility rate	43%~47%
Dividend yield	0%
Weighted average fair value of share options	3.02

Changyou 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity

	Number Of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2018	947	$0.01	7.01	$17,240
Granted	719	0.01
Exercised	(1,065)	0.01
Forfeited or expired	0

Outstanding as of December 31, 2018	601	0.01	5.98	5,487

Vested as of December 31, 2018	601	0.01		5,487

Exercisable as of December 31, 2018	601	0.01

Note (1): The aggregate intrinsic value in the preceding table represents the difference between Changyou’s closing price of $18.28 per ADS, or $9.14 per Class A ordinary share, on December 31, 2018 and the nominal exercise price of the share option.

Video 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option assumptions

Assumptions Adopted	2018
Average risk-free interest rate	3.19%
Exercise multiple	2.8
Expected forfeiture rate (post-vesting)	14%
Weighted average expected option life	3.0
Volatility rate	45.1%
Dividend yield	0
Fair value	0.53